SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Inventories
Inventories consisted of the following at December 31, 2016 and 2015:

	December 31,
	2016	2015
Raw materials	$1,076,764	$758,870
Work-in-process	274,741	277,827
Finished goods	70,067	96,445
Total inventories	$1,421,572	$1,133,142

Schedule of Basic and Diluted Net Income (Loss) Per Share
The components of basic and diluted net income (loss) per share for the three months ended March 31, 2017 are as follows:

Three Months
Ended
March 31, 2017
Basic:
Numerator:
Net income	$21,503,620
Denominator:
Weighted average common shares	432,350

Net income per common share - basic	$49.74

Diluted:
Numerator:
Net income	$21,503,620
2016 Note debt discount amortization	11,373,712
Change in fair value of warrants	(4,120,309)
Change in fair value of embedded conversion feature	(40,332,596)
Gain on extinguishment of 2016 Notes	(602,555)
Numerator for diluted calculation	$(12,178,128)
Denominator:
Weighted Average Common Shares	432,350
2016 Note	16,936,627
Warrants	1,341
Series E Preferred Stock	100
Denominator for Diluted Calculation	17,370,418

Net Income Per Common Share - Diluted	$(0.70)